GENERAL	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
General [Abstract]
GENERAL

NOTE 1 - GENERAL:

a.	Silexion Therapeutics Ltd. (formerly known as Silenseed Ltd.) (hereinafter -"the Company") was incorporated in Israel and began its operations on November 30, 2008. Since its incorporation, the Company has been engaged in one operating segment - the research and development of innovative treatments for pancreatic cancer based on siRNAs, aiming to stop the production of a specific pancreatic cancer-causing protein known as the KRAS mutation. The Company’s long-lived assets are located in Israel.

b.	On April 28, 2021, the Company signed an agreement with Guangzhou Sino-Israel Biotech Investment Fund (“GIBF”) to establish a new company in China. On June 15, 2021 a company was established in China, named Silenseed (China) Ltd (hereinafter - the "Subsidiary"). The Company owns 51% of the shares of the Subsidiary. The Subsidiary has not yet started significant operations as of June 30, 2024. The Company and the Subsidiary, together - “the Group”.

c.	On February 21, 2024, the Company entered into a business combination agreement with Moringa Acquisition Corp (the “SPAC”), a Cayman Islands exempted company whose class A ordinary shares (as well as other instruments) are listed for trade on the Nasdaq Capital Market (Nasdaq: MACA), and April M.G. Ltd. (the “April Merger Sub”), an Israeli company and a wholly-owned subsidiary of the SPAC (the “Original BCA”). According to the Original BCA, April Merger Sub was to merge with and into the Company, with the Company continuing as the surviving entity and a wholly-owned subsidiary of the SPAC, and with the SPAC continuing as a public company following the completion of the merger and with its securities continuing to be traded on Nasdaq.

d.	On April 3, 2024, the Company entered into an Amended and Restated Business Combination Agreement (hereinafter, “A&R BCA”) with the SPAC, Biomotion Sciences, a newly-formed Cayman Islands exempted company (“Biomotion Sciences” or “New Pubco”), August M.S. Ltd. an Israeli company and wholly-owned subsidiary of Biomotion Sciences (“Merger Sub 1”), and Moringa Acquisition Merger Sub Corp, a Cayman Islands exempted company and wholly-owned subsidiary of Biomotion Sciences (“Merger Sub 2”) which replaced the Original BCA. The A&R BCA, provided for a technical change in the contemplated transaction structure to a “double dummy” structure, as a result of which both the Company and the SPAC will become wholly-owned subsidiaries of Biomotion Sciences, which will be the publicly-held, Nasdaq-listed entity, rather than the Company becoming a subsidiary of the Nasdaq-listed SPAC, as initially contemplated under the Original BCA.

Pursuant to the transactions contemplated under the A&R BCA (collectively, the “Business Combination ”), Merger Sub 2 was to merge with and into the SPAC, with the SPAC continuing as the surviving company of such merger and a wholly-owned subsidiary of New Pubco (the “SPAC Merger”), and Merger Sub 1 was to merge with and into the Company, with the Company continuing as the surviving company of such merger and a wholly-owned subsidiary of New Pubco (the “Acquisition Merger”). Upon the effectiveness of the SPAC Merger, each outstanding SPAC Class A ordinary share and the sole outstanding SPAC Class B ordinary share was to convert into an ordinary share of New Pubco on a one-for-one basis. Each outstanding warrant to purchase one SPAC Class A ordinary share was to convert into a warrant to purchase one New Pubco ordinary share, at the same exercise price. Upon the effectiveness of the Acquisition Merger, each outstanding ordinary share and preferred share of the Company was to convert into such number of ordinary shares of New Pubco as is equal to the quotient obtained by dividing (x) the quotient obtained by dividing (1) $62,500 by (2) the number of fully diluted Company equity securities, by (y) $0.01 (the “Silexion Equity Exchange Ratio”). Each outstanding Company warrant and Company option to purchase one Company share, and Company restricted share unit (RSU) that may be potentially settled for one Company share, was to became exercisable for, or became subject to settlement for (as applicable), such number of New Pubco ordinary shares as are equal to the Silexion Equity Exchange Ratio. The exercise price per New Pubco ordinary share of each such converted Company option and Company warrant was to be adjusted based on dividing the existing per share exercise price by the Silexion Equity Exchange Ratio. The terms of vesting, exercise and/or settlement, as applicable, of such converted options, warrants and RSUs was to remain the same following such conversion, except that the vesting of each Company option was to accelerate immediately prior to the Acquisition Merger, such that the New Pubco option into which it was to be converted was to be fully vested, and all Company warrants were to be exercised (on a cashless basis) immediately prior to the Acquisition Merger. Immediately prior to the closing of the Business Combination, seven directors were to be elected to New Pubco’s board of directors, of whom five were to designated by the Company and two were to be designated by the SPAC’s sponsor (the “Sponsor”). The A&R BCA also required, as a closing condition, the transfer of the remaining outstanding shares of the Subsidiary held by GIBF to the Company prior to the closing of the Business Combination in exchange for the issuance to GIBF of shares of the Company, which were to convert into ordinary shares of New Pubco in accordance with the Silexion Equity Exchange Ratio upon the closing.

e.	In connection with the closing of the Business Combination, the ordinary shares and warrants of Biomotion Sciences were expected to be listed on the Nasdaq Global Market and begin trading under the symbols “SLXN” and “SLXNW”, respectively.

f.	The Business Combination was to be accounted for as a reverse recapitalization in accordance with US GAAP. Under this method of accounting, the Company was to be treated as the accounting acquirer and the SPAC was to be treated as the “acquired” company for financial reporting purposes. The Company was determined to be the accounting acquirer based on evaluation of the following facts and circumstances:

●	the Company’s shareholders were to hold approximately 61.55% of the outstanding voting interests in New Pubco upon the closing of the Business Combination;

●	the Company’s senior management were to comprise the senior management of New Pubco;

●	the directors nominated by the Company were to constitute a majority of the board of directors of New Pubco (five out of seven of the initial directors);

●	the Company’s operations were to comprise the ongoing operations of New Pubco; and

●	the Company’s name was to be the name used by New Pubco (in replacement of Biomotion Sciences).

Under the reverse recapitalization accounting method, the Business Combination was to be deemed to be the equivalent of a capital transaction in which the Company will issue shares for the net assets of the SPAC. The net assets of the SPAC will be stated at fair value, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination will be those of the Company.

g.	On June 18, 2024 the Company entered into a waiver with the other parties to the A&R BCA (the “Investments Waiver”). The Investments Waiver provided, in principal part, that: (i) the conditions to closing under the A&R BCA requiring that an equity financing of the Company in an amount of at least $3,500 (the “Silexion Equity Financing”) and an investment by the Sponsor in New Pubco of between $350 and $500 (the “Sponsor Investment”) shall have occurred, were waived; (ii) 1,382,325 of the Sponsor Investment shares that were potentially issuable to the Sponsor by New Pubco in respect of the Sponsor Investment under the A&R BCA were to be issued to the Sponsor upon the closing notwithstanding that the Sponsor Investment has not taken place; (iii) the A&R Sponsor Promissory Note Cap (which sets the maximum dollar amount of Sponsor loans to the SPAC that may be converted by the Sponsor into New Pubco ordinary shares, subject to reduction for certain fees payable at the Closing, under an amended and restated promissory note to be issued by New Pubco to the Sponsor at the closing (the “A&R Sponsor Promissory Note”) was increased from $5.2 million to $5.5 million, and (iv) the controlling stakeholder of the Sponsor is to be entitled to a gross monthly fee of $10 for a period of 36 months following closing under the A&R BCA.

h.	On August 15, 2024, the Business Combination was completed (see Note 10).

i.	In October 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Following the attack, Israel’s security cabinet declared war against Hamas and commenced a military campaign against Hamas and other terrorist organizations.

The Company’s headquarters are located in Modiin, Israel. As of the issuance date of these consolidated financial statements, the conflict between Israel and Hamas has not had a material impact on the Company’s results of operations or financial position, if at all. The Company cannot currently predict the intensity or duration of Israel’s war against Hamas, however, as most of the Company’s trials are not executed in Israel, the Company does not believe the recent terrorist attack and the subsequent declaration of war by the Israeli government against the Hamas terrorist organization will have any material impact on its ongoing operations. The Company continues to monitor its ongoing activities and will make any needed adjustments to ensure continuity of its business, while supporting the safety and well-being of its employees.

Any hostilities involving Israel, or the interruption or curtailment of trade within Israel or between Israel and its trading partners could adversely affect the Company’s operations and results of operations and could make it more difficult for the Company to raise capital.

j.	Going concern:

Since its inception, the Company has devoted substantially all its efforts to research and development, clinical trials, and capital raising activities. The Company is still in its development and clinical stage and has not yet generated revenues.

The Company has incurred losses of $2,912 and $5,108 for the six-months period ended on June 30, 2024 and for the year ended December 31, 2023, respectively. During the six-month period ended on June 30, 2024, the Company had negative operating cash flows of $2,817. As of June 30, 2024, the Company had cash and cash equivalents of $1,697. On August 15, 2024, the Company completed a business combination with the SPAC (see Note 10(f)).

The Company expects to continue incurring losses, and negative cash flows from operations. Management is in the process of evaluating various financing alternatives, as the Company will need to finance future research and development activities, general and administrative expenses and working capital through fund raising. However, there is no assurance that the Company will be successful in obtaining such funding.

Under these circumstances, in accordance with the requirements of ASC 205-40, management has concluded that there is substantial doubt about the Company’s ability to continue as a going concern for at least 12 months from the date these financial statements are issued. The unaudited condensed consolidated financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern.

NOTE 1 — GENERAL:

a.	Silexion Therapeutics Ltd. (formerly known as Silenseed Ltd.) (hereinafter -”the Company”) was incorporated in Israel and began its operations on November 30, 2008. Since its incorporation, the Company has been engaged in one operating segment — the research and development of innovative treatments for pancreatic cancer based on siRNAs, aiming to stop the production of a specific pancreatic cancer-causing protein known as the KRAS mutation. The Company’s long-lived assets are located in Israel.

b.	On April 28, 2021, the Company signed an agreement with Guangzhou Sino-Israel Biotech Investment Fund (GIBF) to establish a new company in China. On June 15, 2021 a company was established in China, named Silenseed (China) Ltd (hereinafter — the “Subsidiary”). The Company owns 51% of the shares of the Subsidiary. The Subsidiary has not yet started significant operations as of December 31, 2023. The Company and Silenseed (China) Ltd., together — “the Group” (see Note 9d).

c.	On April 3, 2024, the Company entered into an Amended and Restated Business Combination Agreement (hereinafter, “A&R BCA”) with Moringa acquisition Corp (the “SPAC“), Biomotion Sciences, August M.S. Ltd. and Moringa Acquisition Merger Sub Corp (hereinafter — the “Business Combination”) which replaced an earlier business combination agreement, for further information see Note 15.

d.	In October 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Following the attack, Israel’s security cabinet declared war against Hamas and commenced a military campaign against Hamas and other terrorist organizations.

The Company’s headquarters are located in Modiin, Israel. As of the issuance date of these consolidated financial statements, the conflict between Israel and Hamas has not had a material impact on the Company’s results of operations or financial position, if at all. The Company cannot currently predict the intensity or duration of Israel’s war against Hamas, however, as most of the Company’s trials are not executed in Israel, the Company does not believe the recent terrorist attack and the subsequent declaration of war by the Israeli government against the Hamas terrorist organization will have any material impact on its ongoing operations. The Company continues to monitor its ongoing activities and will make any needed adjustments to ensure continuity of its business, while supporting the safety and well-being of its employees.

Any hostilities involving Israel, or the interruption or curtailment of trade within Israel or between Israel and its trading partners could adversely affect the Company’s operations and results of operations and could make it more difficult for the Company to raise capital.

e.	Going concern:

Since its inception, the Company has devoted substantially all its efforts to research and development, clinical trials, and capital raising activities. The Company is still in its development and clinical stage and has not yet generated revenues. The Company has incurred losses of $5,108 and $3,488 for the years ended on December 31, 2023 and 2022, respectively. During the years ended on December 31, 2023 and 2022, the Company had negative operating cash flows of $4,529 and $3,335, respectively. As of December 31, 2023, the Company had cash and cash equivalents of $4.6 million. The Company expects to continue incurring losses, and negative cash flows from operations. Management is in the process of evaluating various financing alternatives, as the Company will need to finance future research and development activities, general and administrative expenses and working capital through fund raising. However, there is no assurance that the Company will be successful in obtaining such funding.

Under these circumstances, in accordance with the requirements of ASC 205-40, management has concluded that it is required to disclose that there is substantial doubt about the Company’s ability to continue as a going concern for at least 12 months from the date these financial statements are issued. The financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern.